Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2025	Jun. 30, 2025
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	[1]	500,000,000	500,000,000
Ordinary shares, shares issued (in Shares)	[1]	37,430,968	37,430,968
Ordinary shares, shares outstanding (in Shares)	[1]	37,430,968	37,430,968

[1]	Par value of ordinary shares, additional paid-in capital, and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.